Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Schedule Of Other Receivables And Prepaid Expenses

	December 31,
	2011	2010

Government authorities	$17,495	$9,446
Interest receivable	11,513	5,114
Prepaid expenses	9,929	10,962
Other	5,004	6,402

	$43,941	$31,924